Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Executive management
Disclosure of transactions between related parties [line items]
Short-term compensation and benefits	$ 2,991	$ 2,860	$ 3,365
Post-employment benefits	99	100	96
Share-based payments	9,335	26,030	15,985
Key management personnel compensation	12,425	28,990	19,446
Board of directors
Disclosure of transactions between related parties [line items]
Cash remuneration	362	388	241
Share-based payments	1,577	1,825	1,482
Key management personnel compensation	$ 1,939	$ 2,213	$ 1,723